UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC 20549

                            FORM 12b-25

                    NOTIFICATION OF LATE FILING

                            FORM 10-KSB

             FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003


PART 1 - REGISTRANT INFORMATION

                  BALTIA AIR LINES, INC. (Baltia)
       (Exact name of registrant as specified in its charter)

   STATE of NEW YORK                         11-2989648
(State of Incorporation)          (IRS Employer Identification No.)

         63-25 SAUNDERS STREET, SUITE 7 I, REGO PARK, NY 11374
            (Address of principal executive offices)

Registrant's telephone number, including area code: (718) 275 5205

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]

(a) The reasons described in reasonable detail in Part
III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

Baltia's accountant did not choose to qualify for the increased
SEC requirements. He has recommended a new qualified accountant who is preparing Baltia's financial documents at this time.



PART IV-- OTHER INFORMATION


(1) Name and telephone number of person to contact in regard to this notification

Steffanie J. Lewis
The International Business Law Firm PC
1915 Eye Street NW - Fifth Floor
Washington DC 20006-2118
Tel: 202 296-1111


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
ANSWER: Yes

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ANSWER: No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BALTIA AIR LINES, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date__April 7, 2004_ By_____//signed//______
                       Igor Dmitrowsky, President